The Wright EquiFund Equity Trust

===============================================================================


     Wright EquiFund-Australasia*           Wright EquiFund-Japan
     Wright EquiFund-Austria*               Wright EquiFund-Mexico
     Wright EquiFund-Belgium/Luxembourg     Wright EquiFund-Netherlands
     Wright EquiFund-Britain                Wright EquiFund-Nordic
     Wright EquiFund-Canada*                Wright EquiFund-Switzerland
     Wright EquiFund-France*                Wright EquiFund-United States*
     Wright EquiFund-German                 Wright EquiFund-Global*
     Wright EquiFund-Hong Kong/China        Wright EquiFund-International*
     Wright EquiFund-Ireland*

* As of the date of this Supplement, these Funds are not available for purchase in any State of the United States. Contact the Principal Underwriter or your broker for the latest information.

                          Supplement to the Prospectus
                                dated May 1, 1997

Effective as of the date of this supplement:

         1. The redemption fee described in this Prospectus has been repealed with respect to all shares of the Funds.

         2. The minimum initial investment described under "How to Buy Shares" will be reduced to $500 with respect to shares purchased by or for an investor making an investment through an investment adviser, financial planner, broker, or other intermediary that charges a fee for its services and has entered into an agreement with the Fund or its Principal Underwriter.

Effective as of July 31, 1997, the name of Wright EquiFund-Hong Kong has been changed to Wright EquiFund-Hong Kong/China.



August 8, 1997

                        The Wright EquiFund Equity Trust

==============================================================================


     Wright EquiFund-Australasia*          Wright EquiFund-Japan
     Wright EquiFund-Austria*              Wright EquiFund-Mexico
     Wright EquiFund-Belgium/Luxembourg    Wright EquiFund-Netherlands
     Wright EquiFund-Britain               Wright EquiFund-Nordic
     Wright EquiFund-Canada*               Wright EquiFund-Switzerland
     Wright EquiFund-France*               Wright EquiFund-United States*
     Wright EquiFund-German                Wright EquiFund-Global*
     Wright EquiFund-Hong Kong/China       Wright EquiFund-International*
     Wright EquiFund-Ireland*

* As of the date of this Supplement, these Funds are not available for purchase in any State of the United States. Contact the Principal Underwriter or your broker for the latest information.


                Supplement to Statement of Additional Information
                                dated May 1, 1997



Effective as of July 31, 1997, the name of Wright EquiFund-Hong Kong has been changed to Wright EquiFund-Hong Kong/China.


August 8, 1997

                        The Wright EquiFund Equity Trust

===============================================================================


     Wright EquiFund-Italian                   Wright EquiFund-Spanish*

* As of the date of this Supplement, this Fund is not available for purchase in any State of the United States. Contact the Principal Underwriter or your broker for the latest information.


                          Supplement to the Prospectus
                               dated March 7, 1997



Effective as of the date of this supplement:

         1. The redemption fee described in this Prospectus has been repealed with respect to all shares of the Funds.

         2. The minimum initial investment described under "How to Buy Shares" will be reduced to $500 with respect to shares purchased by or for an investor making an investment through an investment adviser, financial planner, broker, or other intermediary that charges a fee for its services and has entered into an agreement with the Fund or its Principal Underwriter.





August 8, 1997